Supplemental Guarantor Information Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 696.4	$ 1,272.6	$ 1,168.2
Cash flows from investing activities:
Additions to properties	(275.0)	(259.5)	(293.9)
Proceeds from sales of properties and other assets	11.8	8.8	53.6
Acquisition of businesses, net of cash acquired	(91.2)	0.0	0.0
Investment in MillerCoors	(1,442.7)	(1,388.1)	(1,186.5)
Other	12.6	16.9	3.8
Net cash provided by (used in) investing activities	(334.7)	(239.4)	(277.0)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	34.6	44.4	88.8
Excess tax benefits from share-based compensation	10.0	8.2	7.7
Dividends paid	(303.4)	(273.6)	(234.6)
Payments for purchase of treasury stock	(150.1)	0.0	0.0
Payments on debt and borrowings	(701.4)	(74.4)	(1,332.2)
Proceeds on debt and borrowings	703.3	4.8	15.0
Debt issuance costs	(61.8)	(1.9)	(0.4)
Net proceeds from (payments on) revolving credit facilities and commercial paper	3.9	(513.9)	507.4
Change in overdraft balances and other	(47.1)	69.6	8.5
Net cash provided by (used in) financing activities	(512.0)	(802.0)	(1,059.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(150.3)	231.2	(168.0)
Effect of foreign exchange rate changes on cash and cash equivalents	(43.4)	(48.9)	(13.7)
Balance at beginning of year	430.9	624.6	442.3	$ 624.0
Balance at end of year	430.9	624.6	442.3	624.0
Parent Guarantor and 2012 Issuer
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(36.8)	(49.3)	(458.1)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	(436.3)	(572.4)	(302.0)
Cash and cash equivalents:
Balance at beginning of year	146.4	40.9	90.6
Balance at end of year	146.4	40.9	90.6
Subsidiary Guarantors
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(216.0)	214.3	43.3
Cash flows from financing activities:
Net cash provided by (used in) financing activities	(521.4)	(416.2)	(358.1)
Cash and cash equivalents:
Balance at beginning of year	106.2	173.2	177.1
Balance at end of year	106.2	173.2	177.1
Subsidiary Non Guarantors
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(1.7)	117.9	(260.0)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	11.9	(456.1)	(585.1)
Cash and cash equivalents:
Balance at beginning of year	178.3	410.5	174.6
Balance at end of year	178.3	410.5	174.6
Eliminations
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(80.2)	(522.3)	397.8
Cash flows from financing activities:
Net cash provided by (used in) financing activities	433.8	642.7	186.0
Cash and cash equivalents:
Balance at beginning of year	0.0	0.0	0.0
Balance at end of year	0.0	0.0	0.0
Consolidated
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	696.4	1,272.6	1,168.2
Cash flows from investing activities:
Additions to properties	(275.0)	(259.5)	(293.9)
Proceeds from sales of properties and other assets	11.8	8.8	53.6
Acquisition of businesses, net of cash acquired	(91.2)
Proceeds from sale of business	8.7
Investment in MillerCoors	(1,442.7)	(1,388.1)	(1,186.5)
Return of capital from MillerCoors	(1,441.1)	(1,382.5)	(1,146.0)
Net Intercompany Investing Activity		0.0	0.0
Other	12.6	16.9	3.8
Net cash provided by (used in) investing activities	(334.7)	(239.4)	(277.0)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	34.6	44.4	88.8
Excess tax benefits from share-based compensation	10.0	8.2	7.7
Dividends paid	(303.4)	(273.6)	(234.6)
Payments for purchase of treasury stock	(150.1)
Payments on debt and borrowings	(701.4)	(74.4)	(1,332.2)
Proceeds on debt and borrowings	703.3	4.8	15.0
Debt issuance costs	(61.8)	(1.9)	(0.4)
Payments on settlement of derivative instruments		(65.2)	(119.4)
Net proceeds from (payments on) revolving credit facilities and commercial paper	3.9	(513.9)	507.4
Change in overdraft balances and other	(47.1)	69.6	8.5
Net intercompany financing activity	0.0	0.0	0.0
Net cash provided by (used in) financing activities	(512.0)	(802.0)	(1,059.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(150.3)	231.2	(168.0)
Effect of foreign exchange rate changes on cash and cash equivalents	(43.4)	(48.9)	(13.7)
Balance at beginning of year	430.9	624.6	442.3	624.0
Balance at end of year	430.9	624.6	442.3	624.0
Scenario, Previously Reported [Member] | Parent Guarantor and 2012 Issuer
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	578.6	572.0	660.9
Cash flows from investing activities:
Additions to properties	(13.9)	(11.9)	11.7
Proceeds from sales of properties and other assets	0.0	0.0	0.0
Acquisition of businesses, net of cash acquired	0.0
Proceeds from sale of business	0.0
Investment in MillerCoors	0.0	0.0	0.0
Return of capital from MillerCoors	0.0	0.0	0.0
Net Intercompany Investing Activity	(56.3)	(37.4)	446.4
Other	33.4	0.0	0.0
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	34.6	44.4	88.8
Excess tax benefits from share-based compensation	10.0	8.2	7.7
Dividends paid	(271.7)	(242.5)	206.5
Payments for purchase of treasury stock	(150.1)
Payments on debt and borrowings	0.0	(1.1)	578.0
Proceeds on debt and borrowings	0.0	0.0	0.0
Debt issuance costs	(58.3)	(1.8)	0.2
Payments on settlement of derivative instruments		0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	(379.6)	379.6
Change in overdraft balances and other	(0.8)	0.0	6.6
Net intercompany financing activity	0.0	0.0	0.0
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	105.5	(49.7)	(99.2)
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Balance at beginning of year		40.9	90.6	189.8
Balance at end of year		40.9	90.6	189.8
Scenario, Previously Reported [Member] | Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	691.8	216.5	392.2
Cash flows from investing activities:
Additions to properties	(70.2)	(70.8)	70.7
Proceeds from sales of properties and other assets	0.7	1.4	33.0
Acquisition of businesses, net of cash acquired	0.0
Proceeds from sale of business	0.0
Investment in MillerCoors	(1,442.7)	(1,388.1)	1,186.5
Return of capital from MillerCoors	(1,441.1)	(1,382.5)	(1,146.0)
Net Intercompany Investing Activity	(134.2)	279.3	(121.5)
Other	(10.7)	10.0	0.0
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	0.0	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Dividends paid	(306.5)	(48.1)	142.7
Payments for purchase of treasury stock	0.0
Payments on debt and borrowings	(676.4)	(61.7)	615.1
Proceeds on debt and borrowings	679.9	0.0	0.0
Debt issuance costs	(3.5)	0.0	0.0
Payments on settlement of derivative instruments		(65.2)	119.4
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	0.0	0.0
Change in overdraft balances and other	(0.5)	0.0	(0.2)
Net intercompany financing activity	(214.4)	(241.2)	519.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(45.6)	14.6	77.4
Effect of foreign exchange rate changes on cash and cash equivalents	(21.4)	(18.5)	(10.9)
Balance at beginning of year		173.2	177.1	110.6
Balance at end of year		173.2	177.1	110.6
Scenario, Previously Reported [Member] | Subsidiary Non Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(220.4)	604.5	698.9
Cash flows from investing activities:
Additions to properties	(190.9)	(176.8)	211.5
Proceeds from sales of properties and other assets	11.1	7.4	20.6
Acquisition of businesses, net of cash acquired	(91.2)
Proceeds from sale of business	8.7
Investment in MillerCoors	0.0	0.0	0.0
Return of capital from MillerCoors	0.0	0.0	0.0
Net Intercompany Investing Activity	270.7	280.4	72.9
Other	(10.1)	6.9	(3.8)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	0.0	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Dividends paid	(78.8)	(103.4)	469.2
Payments for purchase of treasury stock	0.0
Payments on debt and borrowings	(25.0)	(11.6)	139.1
Proceeds on debt and borrowings	23.4	4.8	15.0
Debt issuance costs	0.0	(0.1)	0.2
Payments on settlement of derivative instruments		0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	3.9	(134.3)	127.8
Change in overdraft balances and other	(45.8)	69.6	2.1
Net intercompany financing activity	134.2	(281.1)	(121.5)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(210.2)	266.3	(146.2)
Effect of foreign exchange rate changes on cash and cash equivalents	(22.0)	(30.4)	(2.8)
Balance at beginning of year		410.5	174.6	323.6
Balance at end of year		410.5	174.6	323.6
Scenario, Previously Reported [Member] | Eliminations
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(353.6)	(120.4)	(583.8)
Cash flows from investing activities:
Additions to properties	0.0	0.0	0.0
Proceeds from sales of properties and other assets	0.0	0.0	0.0
Acquisition of businesses, net of cash acquired	0.0
Proceeds from sale of business	0.0
Investment in MillerCoors	0.0	0.0	0.0
Return of capital from MillerCoors	0.0	0.0	0.0
Net Intercompany Investing Activity	(80.2)	(522.3)	(397.8)
Other	0.0	0.0	0.0
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	0.0	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Dividends paid	353.6	120.4	(583.8)
Payments for purchase of treasury stock	0.0
Payments on debt and borrowings	0.0	0.0	0.0
Proceeds on debt and borrowings	0.0	0.0	0.0
Debt issuance costs	0.0	0.0	0.0
Payments on settlement of derivative instruments		0.0	0.0
Net proceeds from (payments on) revolving credit facilities and commercial paper	0.0	0.0	0.0
Change in overdraft balances and other	0.0	0.0	0.0
Net intercompany financing activity	80.2	522.3	(397.8)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Balance at beginning of year		0.0	0.0	0.0
Balance at end of year		$ 0.0	$ 0.0	$ 0.0
Scenario, Previously Reported [Member] | Consolidated
Cash flows from investing activities:
Net Intercompany Investing Activity	$ 0.0